As filed with the Securities and Exchange Commission on June 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  April 30, 2013

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at April 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 87.7%
Aerospace & Defense: 0.1%
10,000	TransDigm Group, Inc.	$1,468,000
Capital Markets: 7.5%
145,500	Diamond Hill Investment Group	10,983,068
1,700,000	LPL Financial Holdings, Inc.1	58,752,000
2,900,000	TD Ameritrade Holding Corp.	57,739,000
		127,474,068
Diversified Financial Services: 11.5%
800,000	Bank of America Corp.	9,848,000
3,054,000	Moody's Corp.	185,835,900
		195,683,900
Diversified Operations: 3.6%
2,000,000	Leucadia National Corp.	61,780,000
Hotels, Restaurants & Leisure: 1.2%
10,400,000	Bwin.Party Digital Entertainment	21,582,863
Industrial Services & Distributions: 0.7%
1,454,120	Diploma PLC	12,886,209
Insurance: 9.3%
200,000	Berkshire Hathaway, Inc. - Class B*	21,264,000
1,706,440	Hartford Financial Services Group, Inc.	47,933,900
167,625	Markel Corp.*1	89,888,906
		159,086,806
IT Services: 11.9%
171,050	Computer Services, Inc.	5,045,975
245,000	Mastercard, Inc. - Class A	135,467,850
370,000	Visa, Inc.	62,330,200
		202,844,025
Machinery: 7.8%
2,840,000	Colfax Corp.*	132,542,800
Media: 9.7%
2,841,000	DIRECTV*	160,686,960
445,000	Live Nation Entertainment, Inc.*	5,620,350
		166,307,310
Multiline Retail: 5.4%
1,629,000	Dollar Tree, Inc.*	77,475,240
300,000	Sears Holdings Corp.*1	15,402,000
		92,877,240
Oil, Gas & Consumable Fuels: 3.7%
130,800	MarkWest Energy Partners LP	8,266,560
1,050,000	NuStar Energy LP	52,584,000
50,000	NuStar GP Holdings LLC	1,522,500
		62,373,060
Professional Services: 2.9%
800,000	Verisk Analytics, Inc. - Class A*	49,032,000
Software: 0.7%
130,000	FactSet Research Systems, Inc.1	12,229,100

Specialty Retail: 9.4%
500,000	Monro Muffler Brake, Inc.1	20,680,000
500,000	O'Reilly Automotive, Inc.*	53,660,000
1,300,000	Ross Stores, Inc.	85,891,000
		160,231,000
Technology: 2.3%
91,000	Apple, Inc.	40,290,250

TOTAL COMMON STOCKS
(Cost $1,150,498,180)		1,498,688,631

CONVERTIBLE PREFERRED STOCK: 0.6%
Diversified Financial Services: 0.6%
400,000	Bank of America Corp.	10,200,000
TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $10,152,000)		10,200,000

PARTNERSHIP & TRUST: 4.4%
Real Estate Investment Trust: 4.4%
900,000	American Tower Corp.	75,591,000
TOTAL PARTNERSHIP & TRUST
(Cost $46,594,355)		75,591,000

Principal Amount
ASSET BACKED BONDS: 1.0%
$5,000,000	AmeriCredit Automobile Receivables Trust
	0.250%, 4/8/14	5,000,098
	Carmax Auto Owner Trust
341,154	0.230%, 10/15/13	341,156
6,358,267	0.200%, 2/17/14	6,358,342
5,000,000	Prestige Auto Receivables Trust
	0.280%, 4/15/14 (Acquired 4/3/13, Cost $5,000,000)2	5,000,073
TOTAL ASSET BACKED BONDS
(Cost $16,699,421)		16,699,669

CORPORATE BONDS: 3.3%
15,000,000	Novartis Capital Corp.
	4.125%, 2/10/14	15,427,455
10,000,000	Penn National Gaming, Inc.
	8.75%, 8/15/19	11,350,000
18,000,000	PepsiCo, Inc.
	3.750%, 3/1/14	18,492,282
10,000,000	Toyota Motor Credit Corp.
	1.375%, 8/12/13	10,028,690
TOTAL CORPORATE BONDS
(Cost $55,316,025)		55,298,427

OTHER SECURITIES: 1.7% 1,3		29,475,850
TOTAL OTHER SECURITIES
(Cost $27,555,665)		29,475,850

Shares
INVESTMENT PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 3.2%
55,110,072	First American Prime Obligations Fund - Class Z,
0.02%4	55,110,072
TOTAL INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
(Cost $55,110,072)	55,110,072

TOTAL INVESTMENTS IN SECURITIES: 101.9%
(Cost $1,361,925,718)	1,741,063,649
Liabilities in Excess of Other Assets: (1.9%)	(32,412,110)
TOTAL NET ASSETS: 100.0%	$1,708,651,539

*	Non-income producing security.
1	This security or a portion of this security is out on loan as of April 30, 2013.
2	Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of this security amounted to $5,000,073 or 0.3% of net assets.
3	Represents previously undisclosed securities which the Fund has held for less than one year.
4	Seven-day yield as of April 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at April 30, 2013 was as follows+:

Cost of investments	$1,362,369,592
Gross unrealized appreciation	385,090,179
Gross unrealized depreciation	(6,396,122)
Net unrealized appreciation	$378,694,057

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Akre Focus Fund’s (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at April 30, 2013 (Unaudited)
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2013. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,498,688,631	$-	$-	$1,498,688,631
Convertible Preferred Stock	10,200,000	-	-	10,200,000
Partnership & Trust	75,591,000	-	-	75,591,000
Asset Backed Bonds	-	16,699,669	-	16,699,669
Corporate Bonds	-	55,298,427	-	55,298,427
Other Securities	29,475,850	-	-	29,475,850
Investment Purchased with Cash Proceeds from Securities Lending	55,110,072	-	-	55,110,072
Total Investments in Securities	$1,669,065,553	$71,998,096	$-	$1,741,063,649

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)          /s/ Elaine E. Richards
Elaine E. Richards, President

Date            6/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Elaine E. Richards
Elaine E. Richards, President

Date            6/25/13

By (Signature and Title)*       /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date            6/27/13

* Print the name and title of each signing officer under his or her signature.